PROPERTY, PLANT AND EQUIPMENT (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	£ 1,532
Property, plant and equipment including right-of-use assets at end of period	1,670
Investment property	16	£ 16
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at end of period	125
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,854
Acquisition of business	145
Additions	186
Disposals	(186)
Property, plant and equipment including right-of-use assets at end of period	2,999
Cost: | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	283
Acquisition of business	61
Additions	11
Disposals	(12)
Property, plant and equipment including right-of-use assets at end of period	343
Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(1,322)
Charge for the period	85
Disposals	92
Property, plant and equipment including right-of-use assets at end of period	(1,329)
Accumulated depreciation and impairment: | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(211)
Charge for the period	8
Disposals	1
Property, plant and equipment including right-of-use assets at end of period	(218)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	14
Accumulated impairment | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	0
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at end of period	706
Property | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	914
Acquisition of business	67
Additions	3
Disposals	(24)
Property, plant and equipment including right-of-use assets at end of period	960
Property | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(252)
Charge for the period	14
Disposals	20
Property, plant and equipment including right-of-use assets at end of period	(254)
Property | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	8
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at end of period	230
Office fixtures and equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	931
Acquisition of business	17
Additions	30
Disposals	(27)
Property, plant and equipment including right-of-use assets at end of period	951
Office fixtures and equipment | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(717)
Charge for the period	29
Disposals	27
Property, plant and equipment including right-of-use assets at end of period	(721)
Office fixtures and equipment | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	2
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at end of period	11
Computer software | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	22
Acquisition of business	0
Additions	1
Disposals	0
Property, plant and equipment including right-of-use assets at end of period	23
Computer software | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(11)
Charge for the period	1
Disposals	0
Property, plant and equipment including right-of-use assets at end of period	(12)
Computer software | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	0
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at end of period	598
Operating lease assets | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	704
Acquisition of business	0
Additions	141
Disposals	(123)
Property, plant and equipment including right-of-use assets at end of period	722
Operating lease assets | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(131)
Charge for the period	33
Disposals	44
Property, plant and equipment including right-of-use assets at end of period	(124)
Operating lease assets | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the period	£ 4